Income Tax Benefit / (Loss) - Schedule of Components of Income Tax Expense Comprise (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
(a) The components of income tax expense comprise:
Current income tax expense / (benefit)
(b) The prima facie tax loss before income tax is reconciled to the income tax (benefit) / expense as follows:
Net (loss) for before income tax	$ (53,316,618)	$ (6,033,416)	$ (16,988,681)
Income tax rate	30.00%	25.00%	25.00%
Prima facie tax benefit on loss from activities	$ (15,994,985)	$ (1,508,354)	$ (4,247,170)
Non-assessable / non-deductible amounts:
U.S non-deductible expenses		335,687
Share based payments	10,486,319	474,834	250,665
Impairment	406,982	191,852	4,079,858
Tax effect of temporary differences not brought to account		(151,722)	(182,468)
Other non-deductible amounts	503,284
Deferred tax asset not recognised as criteria not met		657,703	99,115
Deferred tax in respect of current year tax losses and temporary differences	4,598,400	841,668
Income tax expense
(c) Deferred tax assets have not been recognised in respect of the following:
Total tax losses	29,967,342	17,671,593	15,040,780
Deferred tax asset not recognised	$ 8,990,203	$ 4,417,898	$ 3,760,195